Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

Note 11. Earnings (Loss) Per Share

Basic and diluted earnings per share are the same for each class of common stock because they are entitled to the same liquidation and dividend rights. The following table sets forth the computation of basic and diluted loss per Class A Common Stock and Class B Common Stock (amounts in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(75,079)	$(15,374)
Denominator:
Weighted average Class A and Class B common shares outstanding—Basic and Diluted	368,783,516	239,792,967

Net loss per share attributable to Class A and Class B Common stockholders—Basic and Diluted	$(0.20)	$(0.06)

Basic and diluted earnings per share was the same for each period presented as the inclusion of all potential Class A Common Stock and Class B Common Stock outstanding would have been anti-dilutive.

The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	Three Months Ended March 31,
	2021	2020
Warrants	8,660,225	1,022,740
Options outstanding	52,065,063	55,264,709
Restricted stock units (1)	12,473,152	—
VGA contingent purchase commitment (2)	15,221,334	—

Total	88,419,774	56,287,449

(1)	Restricted stock units include 569,752 shares vested but not issued, subject to HSR clearance as of March 31, 2021.
(2)

This refers to VGA’s commitment to purchase the Second Closing VGA Shares subject to certain conditions including the achievement of an agreed technical milestone on or before March 31, 2021 and the expiration or early termination of the waiting period under HSR. See Note 9 and Note 13 for more information.

12. Earnings (Loss) Per Share

Basic and diluted earnings per share are the same for each class of common stock because they are entitled to the same liquidation and dividend rights. The following table sets forth the computation of basic and diluted loss per Class A Common Stock and Class B Common Stock (amounts in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
	(Restated)
Numerator:
Net loss attributable to common stockholders	$(1,681,777)	$(51,283)
Denominator:
Weighted average Class A and Class B common shares outstanding—Basic and Diluted	252,143,509	239,636,062

Net loss per share attributable to Class A and Class B Common stockholders—Basic and Diluted	$(6.67)	$(0.21)

Basic and diluted earnings per share was the same for each period presented as the inclusion of all potential Class A Common Stock and Class B Common Stock outstanding would have been anti-dilutive.

The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2020	2019
Warrants	18,149,989	1,022,740
Options outstanding	55,316,336	55,456,890
Restricted stock units	13,913,076	—
VGA contingent purchase commitment (1)	15,221,334	—

Total	102,600,735	56,479,630

(1)

This refers to VGA’s commitment to purchase 15,221,334 shares of Class A Common Stock for $100.0 million subject to certain conditions including the achievement of a specified technical milestone by March 31, 2021. See Note 11 for more information.